INVESTMENTS - Held at fair value (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investments recognized at fair value
Maintained at fair value	R$ 1,418,659	R$ 1,357,923
AES Tiete
Investments recognized at fair value
Maintained at fair value	398,161	437,197
Coelce
Investments recognized at fair value
Maintained at fair value	270,825	251,938
Energisa S.A.
Investments recognized at fair value
Maintained at fair value	218,432	148,661
Companhia Energetica de Sao Paulo - CESP
Investments recognized at fair value
Maintained at fair value	133,709	129,096
Centrais Eletricas do ParA - CELPA
Investments recognized at fair value
Maintained at fair value	38,556	48,895
Centrais Eletricas de Santa Catarina - CELESC
Investments recognized at fair value
Maintained at fair value	112,396	65,920
Companhia Energetica de Pernambuco - CELPE
Investments recognized at fair value
Maintained at fair value	18,258	21,688
Companhia Paranaense de Energia - COPEL
Investments recognized at fair value
Maintained at fair value	32,759	29,207
CGEEP
Investments recognized at fair value
Maintained at fair value	17,551	15,895
Companhia Energetica de Brasilia - CEB
Investments recognized at fair value
Maintained at fair value	8,339	8,305
AES ELETROPAULO
Investments recognized at fair value
Maintained at fair value	34,264	23,660
EDP - Energias do Brasil S.A.
Investments recognized at fair value
Maintained at fair value	25,491	26,229
CPFL Energia
Investments recognized at fair value
Maintained at fair value		45,431
Other
Investments recognized at fair value
Maintained at fair value	R$ 109,918	R$ 105,801